United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 1, 2008

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	$177,205,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957505      235     5643 SH       Sole                     1643              4000
Ace Limited                    COM              G0070K103     1298    21015 SH       Sole                    14765              6250
Alcoa Inc.                     COM              013817101      439    12000 SH       Sole                    11850               150
AllianceBernstein Holdings LP  COM              01881g106     1368    18175 SH       Sole                    12275              5900
Alpine Total Dynamic Fd        COM              021060108      212    12500 SH       Sole                                      12500
American Express               COM              025816109     1280    24600 SH       Sole                    23000              1600
American Intl Group            COM              026874107      831    14250 SH       Sole                    13150              1100
BHP Billiton Ltd               COM              088606108     1051    15000 SH       Sole                    15000
BP PLC                         COM              055622104     2557    34940 SH       Sole                    34940
Bank of New York Co.           COM              064057102     1091    22379 SH       Sole                     6644             15735
Barclays Plc Adr               COM              06738E204      349     8650 SH       Sole                     8650
Berkshire Hathaway Inc. Cl B   COM              084670207     3159      667 SH       Sole                      608                59
Boeing Co.                     COM              097023105      631     7218 SH       Sole                     4218              3000
Bristol-Myers Squibb           COM              110122108      838    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     4944   138597 SH       Sole                   121935             16662
CME Group Inc Cl A             COM              167760107      686     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      754    18973 SH       Sole                    18389               584
CapitalSource Inc.             COM              14055X102     1609    91458 SH       Sole                    81958              9500
Cardinal Health                COM              14149Y108      238     4119 SH       Sole                     3753               366
Charles Schwab                 COM              808513105    13332   521817 SH       Sole                   375117            146700
Chevron Corp.                  COM              166751107     2557    27400 SH       Sole                    25400              2000
CitiGroup Inc.                 COM              172967101     4011   136246 SH       Sole                   102485             33761
Coca Cola Co.                  COM              191216100     1467    23900 SH       Sole                    19900              4000
Colgate-Palmolive              COM              194162103      407     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1508    83212 SH       Sole                    76687              6525
Comcast Corp. Cl A             COM              20030N101      304    16637 SH       Sole                    11392              5245
Commerce Bancorp Inc. NJ       COM              200519106      725    19000 SH       Sole                    19000
ConocoPhillips                 COM              20825C104     2824    31987 SH       Sole                    31987
Copano Energy, LLC             COM              217202100     1866    51341 SH       Sole                    49341              2000
Crystal River Capital          COM              229393301     1416    98075 SH       Sole                    81975             16100
Deere & Co.                    COM              244199105     1117    12000 SH       Sole                    12000
Discovery Hldg Ser A           COM              25468y107      321    12772 SH       Sole                    10907              1865
Duke Energy Corp.              COM              26441c105      324    16068 SH       Sole                    15600               468
Duke Realty Corp               COM              264411505      420    16106 SH       Sole                    13906              2200
Eastgroup Properties           COM              277276101      555    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     2046    39105 SH       Sole                    36224              2881
Ethan Allen Interiors          COM              297602104      298    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      218    12500 SH       Sole                                      12500
Exxon Mobil Corp               COM              30231G102     6063    64713 SH       Sole                    60713              4000
FPL Group Inc.                 COM              302571104      961    14182 SH       Sole                    10000              4182
First Nat'l Bank Nebraska      COM              335720108     5130      950 SH       Sole                      950
General Electric               COM              369604103     5266   142068 SH       Sole                   129388             12680
HSBC Holdings PLC              COM              404280406     1942    23200 SH       Sole                    23200
Hess Corp.                     COM              42809h107     1581    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107     1108    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      634     9600 SH       Sole                     8725               875
Icici Bank LTD                 COM              45104G104     1787    29050 SH       Sole                    29050
Intel Corp.                    COM              458140100      213     8000 SH       Sole                     8000
Intl Bus Machines              COM              459200101      320     2958 SH       Sole                     2958
JPMorgan Chase                 COM              46625H100      230     5261 SH       Sole                     3411              1850
Johnson & Johnson              COM              478160104    12362   185335 SH       Sole                   181335              4000
Kinder Morgan Energy Partners  COM              494550106      540    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     4983   105798 SH       Sole                    97398              8400
Level 3 Communications         COM              52729N100      108    35500 SH       Sole                    35500
Liberty Capital Ser A          COM              53071m302     1078     9250 SH       Sole                     7638              1612
Liberty Global Cl A            COM              530555101     1197    30552 SH       Sole                    26330              4222
Liberty Global Ser C           COM              530555309     2238    61168 SH       Sole                    36956             24212
Liberty Media Hldg             COM              53071m104      819    42901 SH       Sole                    36768              6133
Magellan Midstream Holdings LP COM              55907r108      805    30050 SH       Sole                    20800              9250
Magellan Midstream Ptnrs LP    COM              559080106     2671    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      489    12000 SH       Sole                                      12000
Markel Corp.                   COM              570535104      240      488 SH       Sole                      250               238
Markwest Energy Ptnr LP        COM              570759100     1160    34350 SH       Sole                    28450              5900
Marriott Intl. Inc.            COM              571903202     1709    50000 SH       Sole                    50000
McDonald's Corp.               COM              580135101      221     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     8310   143000 SH       Sole                   140000              3000
Microsoft Corp.                COM              594918104     1326    37250 SH       Sole                    17000             20250
Molex Inc. Cl A                COM              608554200      200     7627 SH       Sole                     7627
Monsanto Co.                   COM              61166w101     1005     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      748    44000 SH       Sole                    39850              4150
Nacco Inds Inc. CL A           COM              652957910     1123    11260 SH       Sole                    10700               560
National Aust Bank             COM              632525408      763     4600 SH       Sole                     4600
News Corp LTD Cl A             COM              65248e104     2983   145586 SH       Sole                   135036             10550
Nokia Corp. Spon ADR           COM              654902209      442    11525 SH       Sole                    11200               325
Nuveen Govt Income Fund        COM              67090N109      216    12750 SH       Sole                                      12750
Oneok Partners LP              COM              68268N103     2554    41700 SH       Sole                    36700              5000
Pfizer Inc.                    COM              717081103      852    37505 SH       Sole                    23905             13600
Plum Creek Timber              COM              729251108      299     6500 SH       Sole                     6500
Procter & Gamble Co            COM              742718109      338     4600 SH       Sole                      700              3900
Rayonier Inc                   COM              754907103     3349    70887 SH       Sole                    68637              2250
Reis, Inc                      COM              950240101       77    10000 SH       Sole                     7500              2500
Royal Dutch Shell              COM              780259206     1659    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100     1155    20750 SH       Sole                    18250              2500
Shaw Communications            COM              82082k200      379    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      672    26034 SH       Sole                    25800               234
St. Joe Co                     COM              790148100     1715    48300 SH       Sole                    43600              4700
Suncor Energy Inc.             COM              867229106      489     4500 SH       Sole                     4500
Texas Instruments              COM              882508104     1603    48000 SH       Sole                    48000
The Goldman Sachs Group Inc    COM              38141g104      774     3600 SH       Sole                     3500               100
Time Warner Inc.               COM              887315109      213    12871 SH       Sole                     8521              4350
Travelers Companies Inc.       COM              792860108      358     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     2027    56625 SH       Sole                    47450              9175
U.S. Bancorp                   COM              902973304     2493    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      201    10150 SH       Sole                     5950              4200
VistaPrint Limited             COM              000403981    11136   259893 SH       Sole                   259893
Vodafone Group Plc             COM              92857W209      286     7655 SH       Sole                     4375              3280
W.P. Carey & Co LLC            COM              92930Y107     2468    74325 SH       Sole                    71825              2500
Walt Disney Co.                COM              254687106     1178    36505 SH       Sole                    31705              4800
Waste Management               COM              94106L109      440    13475 SH       Sole                    12475              1000
Wells Fargo & Co.              COM              949746101     2838    94000 SH       Sole                    77000             17000
Westpac Banking Corp (ADR)     COM              961214301      548     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107     1191     2317 SH       Sole                     1997               320
Williams Companies             COM              969457100      562    15700 SH       Sole                    13600              2100
Wyeth                          COM              026609107      955    21600 SH       Sole                    21600
XL Capital Ltd.                COM              G98255105      476     9463 SH       Sole                     8963               500
Zimmer Holdings Inc.           COM              98956p102      328     4960 SH       Sole                     4960
iShares TR Index Fd FTSE Xinhu COM              464287184      247     1450 SH       Sole                     1450
Longleaf Partners Internationa MUT              543069405      354 17889.7700 SH     Sole               13945.3520         3944.4180
Mutual Discovery Fd            MUT              628380404      322 9926.7800 SH      Sole                9926.7800
Putnam Health Sciences Trust   MUT              746778109      280 5422.9300 SH      Sole                                  5422.9300
Vanguard U.S. Value Fund       MUT              922020201      130 10224.6540 SH     Sole                                 10224.6540
REPORT SUMMARY		     111 DATA RECORDS	            177205      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED